UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Point Lobos Capital, LLC

Address:   456 Montgomery Street, 22nd Floor
           San Francisco, CA 94104


Form 13F File Number: 028-14148


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   William E. Todebush
Title:  Chief Operating Officer
Phone:  415-962-1802

Signature,  Place,  and  Date  of  Signing:

/s/ William E. Todebush            San Francisco, CA                  1/30/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              20

Form 13F Information Table Value Total:  $      142,726
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
---------------------------------- -------------- --------- -------- --------------------- ---------- -------- ---------------------
                                                             VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------------- -------------- --------- -------- ------------ --- ---- ---------- -------- --------- ------ ----
AMARIN CORPORATION PLC -ADR        SPON ADR       023111206   11,754 1,452,919.00 SH       SOLE                1,452,919      0    0
EQUITY ADR 0.0
AMERICAN REALTY CAPITAL TRUS REIT  COM            02917L101    4,877   422,600.00 SH       SOLE                  422,600      0    0
0.0
COMMONWEALTH REIT   0.0            COM SH BEN INT 203233101    5,260   332,100.00 SH       SOLE                  332,100      0    0
EDGEN GROUP INC                    CL A           28014Q107    2,115   299,637.00 SH       SOLE                  299,637      0    0
FERRO CORP                         COM            315405100    5,734 1,371,783.00 SH       SOLE                1,371,783      0    0
GLEACHER & CO INC                  COM            377341102      477   635,705.00 SH       SOLE                  635,705      0    0
HEALTH NET INC                     COM            42222G108    9,351   384,825.00 SH       SOLE                  384,825      0    0
IMATION CORP                       COM            45245A107    5,731 1,227,244.00 SH       SOLE                1,227,244      0    0
INVACARE CORP                      COM            461203101   12,856   788,689.00 SH       SOLE                  788,689      0    0
LONE PINE RESOURCES INC            COM            54222A106    1,362 1,107,579.00 SH       SOLE                1,107,579      0    0
MEDCATH CORPORATION                COM            58404W109    2,016 1,409,881.00 SH       SOLE                1,409,881      0    0
MSCI INC                           COM            55354G100    6,322   204,000.00 SH       SOLE                  204,000      0    0
MYREXIS INC                        COM            62856H107    1,124   397,297.00 SH       SOLE                  397,297      0    0
NORDION INC                        COM            65563C105   14,160 2,195,273.00 SH       SOLE                2,195,273      0    0
ORASURE TECHNOLOGIES INC           COM            68554V108    6,737   938,309.00 SH       SOLE                  938,309      0    0
RESOLUTE ENERGY CORP               COM            76116A108    1,656   203,636.00 SH       SOLE                  203,636      0    0
SEMGROUP CORP-CLASS A              CL A           81663A105   22,762   582,434.00 SH       SOLE                  582,434      0    0
SIGMA DESIGNS INC                  COM            826565103    2,370   460,200.00 SH       SOLE                  460,200      0    0
TIMKEN CO                          COM            887389104    5,156   107,797.00 SH       SOLE                  107,797      0    0
VERINT SYSTEMS INC                 COM            92343X100   20,906   712,070.00 SH       SOLE                  712,070      0    0